Related Parties - Summary of Related Parties and Nature of Relationship (Detail)	12 Months Ended
Dec. 31, 2021
Xiaopeng He [Member]
Related Party Transaction [Line Items]
Relationship with the company	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer
Guangzhou Huitian Aerospace Technology Co., Ltd. (Guangzhou Huitian) [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Significantly Influenced by the Principal Shareholder
Guangdong Huitian Aerospace Technology Co., Ltd. (Guangdong Huitian) [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Significantly Influenced by the Principal Shareholder
Guangzhou Zhongpeng Investment and Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Controlled by the Principal Shareholder
Shenzhen Pengxing Smart Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Controlled by the Principal Shareholder
Shenzhen Pengxing Smart Research Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Controlled by the Principal Shareholder
Dogotix [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Controlled by the Principal Shareholder